Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 3,636	$ 6,180
Restricted cash, current portion	355	944
Inventories	3,466	1,567
Trade accounts receivable	5,285	1,736
Less: Allowance for credit losses	(20)	(20)
Trade accounts receivable, net	5,265	1,716
Vessels held-for-sale		8,509
Prepayments and other current assets	284	186
Insurance claim receivable	1,933
Total current assets	14,939	19,102
FIXED ASSETS, NET:
Vessels, net	117,255	119,724
Total fixed assets, net	117,255	119,724
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	2,250	2,750
Financial derivative instrument	394	74
Deferred dry dock and special survey costs, net	929	912
Total other non-current assets	3,573	3,736
Total assets	135,767	142,562
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	5,867	11,695
Trade accounts payable	5,590	3,084
Due to related parties	5,659	6,962
Accrued and other liabilities	910	1,089
Total current liabilities	18,026	22,830
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	61,967	64,880
Promissory note	6,000	6,000
Total non-current liabilities	67,967	70,880
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; of which 1,000,000 authorized Series A Convertible Preferred Shares; 449,673 Series A Convertible Preferred Shares issued and outstanding as at December 31, 2021 and June 30, 2022)
Common stock ($0.001 par value; 450,000,000 shares authorized; 10,613,424 shares issued and outstanding as at December 31, 2021 and June 30, 2022, respectively)	42	42
Additional paid-in capital	111,840	111,840
Accumulated deficit	(62,108)	(63,030)
Total stockholders’ equity	49,774	48,852
Total liabilities and stockholders’ equity	$ 135,767	$ 142,562